Quarterly portfolio holdings
John Hancock
High Yield Municipal Bond Fund
Fixed income
August 31, 2025
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Fund’s investments

As of 8-31-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 111.1%				$384,080,983
(Cost $401,540,070)
Alabama 1.4%				4,718,734
Baldwin County Industrial Development Authority Novelis Corp. Project, Series A, AMT (A)	5.000	06-01-55	2,000,000	2,002,850
Mobile County Industrial Development Authority AM/NS Calvert LLC Project, Series A, AMT	5.000	06-01-54	3,000,000	2,715,884
Alaska 0.3%				1,207,513
Northern Tobacco Securitization Corp. Alaska Tobacco Settlement, Senior Class 1, Series A	4.000	06-01-50	1,500,000	1,207,513
Arizona 3.2%				10,900,051
Arizona Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (A)	5.250	07-01-53	685,000	614,367
Arizona Industrial Development Authority Macombs Facility Project, Series A	4.000	07-01-61	2,370,000	1,820,765
Glendale Industrial Development Authority Royal Oaks Inspirata Pointe Project, Series A	5.000	05-15-41	1,000,000	919,687
Glendale Industrial Development Authority Royal Oaks Inspirata Pointe Project, Series A	5.000	05-15-56	1,290,000	1,047,708
Industrial Development Authority of the City of Phoenix Legacy Traditional Schools Project, Series A (A)	5.000	07-01-41	750,000	717,603
Maricopa County Industrial Development Authority Arizona Autism Charter Schools Project (A)	4.000	07-01-61	1,000,000	695,609
Maricopa County Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (A)	6.000	07-01-52	375,000	375,287
Maricopa County Industrial Development Authority Valley Christian Schools Project, Series A (A)	6.250	07-01-53	510,000	473,246
Maricopa County Pollution Control Corp. El Paso Electric Company Palo Verde Project, Series A	4.500	08-01-42	1,000,000	935,812
Sierra Vista Industrial Development Authority American Leadership Academy Project (A)	5.000	06-15-54	1,220,000	1,051,007
Sierra Vista Industrial Development Authority Champion Schools Project (A)	6.375	06-15-64	1,500,000	1,507,538
The Industrial Development Authority of the County of Pima American Leadership Academy (A)	4.000	06-15-51	1,000,000	741,422
Arkansas 0.3%				1,058,085
Arkansas Development Finance Authority Hybar Steel Project, Series A, AMT (A)	6.875	07-01-48	1,000,000	1,058,085
California 12.9%				44,641,593
California Community College Financing Authority Napa Valley College Project, Series A (A)	5.750	07-01-60	500,000	408,709
California Community Housing Agency Exchange at Bayfront Apartments, Series A-1 (A)	3.000	02-01-57	450,000	268,354
California County Tobacco Securitization Agency Series B-2 (B)	5.756	06-01-55	7,125,000	1,315,714
California Infrastructure & Economic Development Bank Brightline West Passenger Project, Series A, AMT (A)	9.500	01-01-65	4,500,000	4,135,454
California Municipal Finance Authority NorthBay Healthcare Group	5.000	11-01-44	295,000	274,387
California Municipal Finance Authority NorthBay Healthcare, Series A	5.250	11-01-47	565,000	536,929
California Municipal Finance Authority Turning Point Schools (A)	5.250	06-01-44	1,000,000	910,775
California Municipal Finance Authority Westside Neighborhood School Project (A)	6.200	06-15-54	700,000	717,644
California Municipal Finance Authority Westside Neighborhood School Project (A)	6.375	06-15-64	1,050,000	1,081,044
California Public Finance Authority Enso Village Project, Series A (A)	5.000	11-15-51	250,000	210,674
2	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Public Finance Authority Enso Village Project, Series A (A)	5.000	11-15-56	700,000	$578,372
California Public Finance Authority Laverne Elementary Preparatory Academy Project, Series A (A)	6.000	06-15-65	1,000,000	995,325
California Public Finance Authority Trinity Classical Academy, Series A (A)	5.000	07-01-54	650,000	531,468
California School Finance Authority Lighthouse Community Public Schools (A)	6.500	06-01-62	1,000,000	1,018,101
California School Finance Authority Sonoma County Junior College Project, Series A (A)	4.000	11-01-31	750,000	746,120
California Statewide Financing Authority Tobacco Securitization Program, Series C (A)(B)	9.283	06-01-55	8,000,000	548,832
City & County of San Francisco Community Facilities District No. 2016-1 Improvement Area No. 2, Treasure Island, Series A (A)	4.000	09-01-42	1,000,000	875,619
City of Oroville Oroville Hospital	5.250	04-01-54	705,000	541,667
City of Palm Desert Community Facilities District No. 2021-1	5.000	09-01-49	585,000	576,689
CSCDA Community Improvement Authority 1818 Platinum Triangle Anaheim, Series A-2 (A)	3.250	04-01-57	1,000,000	686,160
CSCDA Community Improvement Authority Altana Glendale, Series A-1 (A)	3.500	10-01-46	1,000,000	783,881
CSCDA Community Improvement Authority Altana Glendale, Series A-2 (A)	4.000	10-01-56	500,000	363,161
CSCDA Community Improvement Authority Monterey Station Apartments, Series A-2 (A)	3.125	07-01-56	1,000,000	612,891
CSCDA Community Improvement Authority Orange City Portfolio, Series A-2 (A)	3.000	03-01-57	1,500,000	948,054
CSCDA Community Improvement Authority Parallel Apartments Anaheim, Series A (A)	4.000	08-01-56	1,490,000	1,260,834
CSCDA Community Improvement Authority The Link-Glendale, Series A-2 (A)	4.000	07-01-56	400,000	291,274
Golden State Tobacco Securitization Corp. Series A-1	3.714	06-01-41	1,500,000	1,147,531
Golden State Tobacco Securitization Corp. Series B-2 (B)	5.919	06-01-66	7,850,000	728,473
Inland Empire Tobacco Securitization Corp. Series C-1 (B)	7.442	06-01-36	3,400,000	1,553,900
Kaweah Delta Health Care District Guild Series B	4.000	06-01-37	10,000	9,000
River Islands Public Financing Authority Community Facilities District No. 2023-1	4.500	09-01-44	500,000	456,116
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.500	09-01-48	1,000,000	1,012,352
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (C)	4.000	08-01-37	1,885,000	1,892,534
San Francisco City & County Airport Commission Series A, AMT (C)	5.250	05-01-55	15,000,000	15,123,404
Southern California Public Power Authority Natural Gas Project, Series A	5.250	11-01-26	1,470,000	1,500,151
Colorado 7.0%				24,092,708
Aerotropolis Regional Transportation Authority Special Revenue	4.250	12-01-41	1,000,000	839,731
Aerotropolis Regional Transportation Authority Special Revenue (A)	5.750	12-01-54	2,000,000	1,905,498
Colorado Educational & Cultural Facilities Authority Axis International Academy Project, Series A (A)	6.000	07-01-55	1,430,000	1,397,132
Colorado Educational & Cultural Facilities Authority Axis International Academy Project, Series B (A)	6.000	07-01-55	900,000	861,609
Colorado Health Facilities Authority CommonSpirit Health, Series A-1	4.000	08-01-44	1,575,000	1,361,716
Creekwalk Marketplace Business Improvement District Series A	6.000	12-01-54	1,500,000	1,395,298
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	3

	Rate (%)	Maturity date	Par value^	Value
Colorado (continued)
Fiddlers Business Improvement District Greenwood Village, GO (A)	5.550	12-01-47	1,265,000	$1,242,659
Gold Hill Mesa Metropolitan District No. 2 Series B, GO	7.000	12-15-39	1,000,000	1,003,031
Hess Ranch Metropolitan District No. 5 Series A-2	6.500	12-01-43	730,000	725,699
Lafferty Canyon Metropolitan District Series A, GO	5.625	12-01-55	1,440,000	1,352,479
Orchard Park Place South Metropolitan District, GO (A)	6.000	12-01-54	1,775,000	1,675,307
Pinery Commercial Metropolitan District No. 2 Colorado Special Revenue	5.750	12-01-54	500,000	475,070
Platte River Metropolitan District Series A, GO (A)	6.500	08-01-53	414,000	408,561
Pueblo Urban Renewal Authority EVRAZ Project, Series A (A)	4.750	12-01-45	1,000,000	881,398
Rampart Range Metropolitan District No. 5	4.000	12-01-51	1,500,000	1,160,838
Sky Ranch Community Authority Board Series A	5.750	12-01-52	1,600,000	1,566,255
Sky Ranch Community Authority Board Series B, GO	6.500	12-15-54	550,000	544,265
St. Vrain Lakes Metropolitan District No. 4 Series A, GO (0.000% to 12-1-30, then 6.750% thereafter) (A)	0.000	09-20-54	1,500,000	1,016,255
Sterling Ranch Community Authority Board Special Improvement District No. 1	5.625	12-01-43	852,000	837,655
Vermilion Creek Metropolitan District No. 3 Series A, GO	5.875	12-01-55	2,550,000	2,524,719
Villages at Castle Rock Metropolitan District Cobblestone Ranch Project, Series 2, GO (B)	7.957	12-01-37	1,066,667	411,816
West Meadow Metropolitan District Series A, GO (A)	6.000	12-01-38	500,000	505,717
Connecticut 1.3%				4,459,242
Connecticut State Health & Educational Facilities Authority Goodwin University	5.000	07-01-44	500,000	464,423
Great Pond Improvement District Great Pond Phase 1 Project (A)	4.750	10-01-48	965,000	857,980
Stamford Housing Authority Mozaic Concierge Living Project, Series A	6.250	10-01-60	1,500,000	1,417,748
Town of Hamden Whitney Center Project	5.000	01-01-50	2,060,000	1,719,091
Delaware 0.2%				722,807
Delaware State Economic Development Authority Aspira of Delaware Charter Operations, Inc. Project, Series A	3.000	06-01-32	450,000	406,944
Delaware State Economic Development Authority Aspira of Delaware Charter Operations, Inc. Project, Series A	4.000	06-01-42	390,000	315,863
District of Columbia 4.2%				14,556,074
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series C (D)	6.500	10-01-41	3,000,000	3,125,293
Metropolitan Washington District of Columbia Airports Authority Series A, AMT (C)	5.250	10-01-49	11,320,000	11,430,781
Florida 9.0%				31,078,481
Alachua County Health Facilities Authority Oak Hammock at the University of Florida Project, Series A	5.750	10-01-53	3,000,000	3,033,025
Capital Projects Finance Authority Kissimmee Charter Academy Project (A)	6.625	06-15-59	890,000	891,326
Capital Projects Finance Authority Navigator Academy of Leadership Obligated Group Project (A)	5.000	06-15-64	1,890,000	1,606,537
Capital Trust Authority KIPP Miami - North Campus Project, Series A (A)	5.000	06-15-34	310,000	318,225
Capital Trust Authority KIPP Miami - North Campus Project, Series A (A)	5.625	06-15-44	250,000	245,712
4	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Capital Trust Authority KIPP Miami - North Campus Project, Series A (A)	6.000	06-15-54	675,000	$667,837
Capital Trust Authority The Classical Academy of Sarasota Project, Series A (A)	5.250	07-01-54	500,000	434,003
Charlotte County Industrial Development Authority Town and Country Utilities Project, Series A, AMT (A)	4.000	10-01-51	1,800,000	1,397,228
City of Jacksonville Jacksonville University Project, Series B (A)	5.000	06-01-53	750,000	595,700
City of Pompano Beach John Knox Village Project, Series A	4.000	09-01-56	900,000	665,561
City of Venice Village on the Isle Project, Series A (A)	5.500	01-01-55	1,000,000	918,645
County of Lake Imagine South Lake Charter School Project, Series A (A)	5.000	01-15-49	950,000	770,603
Escambia County Health Facilities Authority Baptist Health Care Corp. Health Facilities, Series A	4.000	08-15-50	1,640,000	1,310,064
Florida Development Finance Corp. River City Science Academy	5.000	07-01-57	670,000	597,455
Florida Higher Educational Facilities Financing Authority Jacksonville University, Series A-1 (A)	5.000	06-01-48	750,000	618,575
Florida Higher Educational Facilities Financing Authority Keiser University Project (A)	6.000	07-01-45	2,850,000	2,755,415
Florida Local Government Finance Commission BridgePrep Academy Project, Series A (A)	6.000	06-15-45	2,000,000	1,997,910
Florida Local Government Finance Commission Fleet Landing at Nocatee Project, Series A (A)	6.750	11-15-55	2,000,000	2,007,744
Hillsborough County Industrial Development Authority Tampa General Hospital Project, Series A	4.000	08-01-50	1,000,000	826,114
Kingston One Community Development District 2025 Project Area	5.750	05-01-45	1,250,000	1,233,420
Lakewood Ranch Stewardship District The Isles at Lakewood Ranch Project, Phase 2	4.000	05-01-51	925,000	718,205
Middleton Community Development District A Special Assessment Revenue	4.550	05-01-44	550,000	501,613
Middleton Community Development District A Special Assessment Revenue	4.750	05-01-55	200,000	176,318
Middleton Community Development District A Special Assessment Revenue	6.200	05-01-53	995,000	1,022,778
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-47	1,000,000	959,189
Palm Beach County Health Facilities Authority Toby & Leon Cooperman Sinai Residences	5.000	06-01-55	145,000	129,715
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-31	1,750,000	1,761,254
Polk County Industrial Development Authority Mineral Development LLC, AMT (A)(E)	5.875	01-01-33	950,000	522,500
Portico Community Development District Series 1	3.200	05-01-31	995,000	953,184
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-41	380,000	306,807
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-46	300,000	222,445
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	1,300,000	913,374
Georgia 0.3%				998,929
The Development Authority of Cobb County Northwest Classical Academy Project, Series A (A)	5.200	06-15-33	500,000	506,614
The Development Authority of Cobb County Northwest Classical Academy Project, Series A (A)	5.700	06-15-38	500,000	492,315
Idaho 0.7%				2,274,086
Avimor Community Infrastructure District No. 1 Assessment Area 5 (A)	5.875	09-01-53	933,000	934,497
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
Idaho (continued)
Avimor Community Infrastructure District No. 1 Assessment Area 6, Series B (A)	5.500	09-01-53	1,400,000	$1,339,589
Illinois 4.1%				14,082,119
Chicago Board of Education Series A, GO	7.000	12-01-44	1,500,000	1,503,447
Chicago Board of Education Series D, GO	5.000	12-01-46	500,000	426,381
City of Chicago Series A, GO	6.000	01-01-38	1,000,000	1,015,078
Illinois Finance Authority Clark-Lindsey Village, Series A	5.500	06-01-57	1,250,000	1,062,918
Illinois Finance Authority DePaul College Prep Foundation, Series A (A)	5.250	08-01-38	500,000	516,334
Illinois Finance Authority Goodman Theatre Project, Series A (A)	6.000	10-01-45	1,000,000	980,526
Illinois Finance Authority Goodman Theatre Project, Series A (A)	6.125	10-01-50	1,000,000	978,827
Illinois Finance Authority LRS Holdings LLC Project, Series B, AMT (A)	7.375	09-01-42	750,000	817,673
Illinois Finance Authority Navy Pier, Inc., Series B (A)	5.000	10-01-49	550,000	494,044
Illinois Finance Authority Westminster Village, Series A	5.250	05-01-38	1,085,000	1,033,480
Upper Illinois River Valley Development Authority Elgin Math & Science Academy Charter School Project, Series A (A)	5.750	03-01-53	1,000,000	936,750
Upper Illinois River Valley Development Authority Prairie Crossing Charter School Project (A)	5.000	01-01-55	2,000,000	1,707,473
Village of Lincolnwood Certificates of Participation, District 1860 Development Project, Series A (A)	4.820	01-01-41	1,500,000	1,428,551
Village of Lincolnwood Certificates of Participation, District 1860 Development Project, Series B (A)	5.750	12-01-43	1,200,000	1,180,637
Indiana 2.1%				7,341,426
City of Valparaiso Pratt Paper LLC Project, AMT (A)	5.000	01-01-54	500,000	460,053
Indiana Finance Authority Greenwood Village South Project, Series A	5.750	05-15-60	1,850,000	1,781,268
Indiana Finance Authority Marquette Project, Series A	5.125	03-01-45	1,000,000	957,094
Indiana Finance Authority Polyflow Industry Project, AMT (A)(E)	7.000	03-01-39	2,830,000	141,500
Indiana Finance Authority Student Housing Project, Series A	5.250	07-01-64	750,000	715,390
Indiana Finance Authority The Methodist Hospitals, Inc., Series A	5.500	09-15-44	1,420,000	1,427,874
Indiana Finance Authority Tippecanoe LLC Student Housing Project, Series A	5.375	06-01-64	1,000,000	958,375
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel, Series E	6.125	03-01-57	880,000	899,872
Iowa 0.9%				3,145,407
Iowa Finance Authority Lifespace Communities, Inc., Series A	4.000	05-15-53	2,000,000	1,508,578
Iowa Finance Authority Northcrest, Inc. Project, Series A	5.000	03-01-48	1,090,000	970,293
Iowa Tobacco Settlement Authority Series B-2 (B)	5.028	06-01-65	4,820,000	666,536
Kansas 0.7%				2,523,337
Wyandotte County-Kansas City Unified Government Legends Apartments Garage & West Lawn Project	4.500	06-01-40	575,000	543,201
Wyandotte County-Kansas City Unified Government Village East Project Areas 2B (A)	5.250	09-01-35	1,960,000	1,980,136
6	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Louisiana 0.6%				$2,014,855
Louisiana Local Government Environmental Facilities & Community Development Authority Downsville Community Charter School Project (A)	6.375	06-15-53	1,000,000	948,684
St. James Parish NuStar Logistics LP Project (A)	6.100	12-01-40	1,000,000	1,066,171
Maine 0.2%				654,313
Finance Authority of Maine Casella Waste System, Inc. Project, Series R-3, AMT (A)	5.000	08-01-35	650,000	654,313
Maryland 0.6%				2,120,086
County of Howard Downtown Columbia Project, Series A (A)	4.500	02-15-47	750,000	656,133
County of Prince George’s Collington Episcopal Life	5.250	04-01-47	210,000	177,487
Maryland Economic Development Corp. Morgan St. University Project, Series A	6.000	07-01-58	1,000,000	1,040,758
Maryland Health & Higher Educational Facilities Authority Monocacy Montessori Communities (A)	5.875	07-01-43	250,000	245,708
Massachusetts 2.0%				6,805,089
Massachusetts Development Finance Agency Care Communities LLC Obligated Group, Series A-1 (A)	6.500	07-15-60	2,850,000	2,745,263
Massachusetts Development Finance Agency Gingercare Living Issue, Series A (A)	5.875	12-01-60	1,850,000	1,605,469
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-42	250,000	242,649
Massachusetts Development Finance Agency Merrimack College Student Housing Project, Series A (A)	5.000	07-01-44	500,000	465,244
Massachusetts Development Finance Agency Merrimack College Student Housing Project, Series A (A)	5.000	07-01-54	1,200,000	1,066,043
Massachusetts Development Finance Agency Merrimack College Student Housing Project, Series A (A)	5.000	07-01-60	780,000	680,421
Michigan 1.1%				3,733,414
Michigan Finance Authority Capital Appreciation Tobacco Settlement, Series B-2, Class 2 (B)	6.121	06-01-65	15,000,000	1,366,107
Michigan Mathematics & Science Initiative Public School Academy	4.000	01-01-41	1,000,000	823,976
Michigan Mathematics & Science Initiative Public School Academy	4.000	01-01-51	1,000,000	735,816
Summit Academy North Michigan Public School Academy	4.000	11-01-41	1,000,000	807,515
Minnesota 0.3%				958,645
City of Apple Valley PHS Apple Valley Senior Housing, Inc. - Orchard Path Phase III Project, Series A	5.625	09-01-65	1,000,000	958,645
Mississippi 0.4%				1,416,548
City of Gulfport Memorial Hospital at Gulfport Project	5.500	07-01-50	1,400,000	1,416,548
Missouri 1.4%				4,786,355
Health & Educational Facilities Authority of the State of Missouri Lutheran Senior Service Project, Series A	5.000	02-01-42	1,000,000	968,760
Kansas City Industrial Development Authority Historic Northeast Redevelopment Plan, Series A-1 (A)	5.000	06-01-46	1,000,000	919,100
Kansas City Industrial Development Authority Historic Northeast Redevelopment Plan, Series A-1 (A)	5.000	06-01-54	650,000	571,693
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	500,000	504,369
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-46	1,265,000	1,068,741
Taney County Industrial Development Authority Big Cedar Infrastructure Project (A)	6.000	10-01-49	800,000	753,692
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	7

	Rate (%)	Maturity date	Par value^	Value
Montana 0.2%				$555,850
Montana Facility Finance Authority Montana Children’s Home and Hospital	4.000	07-01-50	800,000	555,850
Nevada 0.1%				477,185
City of Las Vegas Special Improvement District No. 816 Summerlin Village 22	3.125	06-01-46	700,000	477,185
New Hampshire 3.2%				10,946,074
New Hampshire Business Finance Authority Grand Pines Project (A)	5.625	06-01-39	1,523,000	1,524,149
New Hampshire Business Finance Authority Lariat Phase 2 Project, GO (A)(B)	6.897	12-15-32	2,000,000	1,221,128
New Hampshire Business Finance Authority Megatel Projects (A)(B)	6.188	12-15-33	3,000,000	1,810,555
New Hampshire Business Finance Authority Princeton Area Project (A)	5.500	12-01-30	802,000	809,855
New Hampshire Business Finance Authority Series A (A)	3.625	07-01-43	500,000	400,209
New Hampshire Business Finance Authority Silverado Project (A)	5.000	12-01-28	2,000,000	2,003,737
New Hampshire Business Finance Authority Springpoint Senior Living	4.000	01-01-41	1,000,000	862,162
New Hampshire Business Finance Authority The Wildflower Project (A)(B)	6.073	12-15-33	3,800,000	2,314,279
New Jersey 1.1%				3,802,007
New Jersey Economic Development Authority Repauno Port and Rail Terminal Project, AMT (A)	6.625	01-01-45	3,000,000	3,061,295
New Jersey Health Care Facilities Financing Authority St. Joseph’s Healthcare System	4.000	07-01-48	440,000	356,604
The Passaic County Improvement Authority Paterson Charter School for Science & Technology, Inc.	5.000	07-01-44	400,000	384,108
New York 10.8%				37,353,711
Albany Capital Resource Corp. KIPP Capital Region Public Charter Schools Project	4.500	06-01-44	200,000	178,138
Build NYC Resource Corp. Bold Charter School Project (A)	6.000	07-01-60	1,500,000	1,450,923
Build NYC Resource Corp. Seton Education Partners Brilla Project, Series A (A)	4.000	11-01-41	1,000,000	837,092
Build NYC Resource Corp. Shefa School Project, Series A (A)	5.000	06-15-51	250,000	215,746
Build NYC Resource Corp. South Bronx Charter School for International Culture and the Arts Project, Series A (A)	7.000	04-15-53	750,000	752,325
City of New York Series G-1, GO (C)	5.250	02-01-53	20,000,000	20,491,744
Dutchess County Local Development Corp. Health Quest Systems, Inc., Series B	4.000	07-01-41	1,550,000	1,400,538
Erie Tobacco Asset Securitization Corp. Series A (A)(B)	9.807	06-01-60	15,000,000	554,048
Nassau County Tobacco Settlement Corp. Series D (B)	8.659	06-01-60	12,000,000	642,133
New York Counties Tobacco Trust IV Series F (B)	9.373	06-01-60	17,000,000	722,123
New York Liberty Development Corp. World Trade Center, Class 1-3 (A)	5.000	11-15-44	850,000	824,422
New York State Environmental Facilities Corp. Casella Waste System, Inc. Project, Series R-2, AMT (A)	5.125	09-01-50	1,000,000	1,020,941
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport Terminals C&D Redevelopment, AMT	4.375	10-01-45	1,000,000	867,510
New York Transportation Development Corp. John F. Kennedy International Airport New Terminal One Project, AMT	6.000	06-30-59	1,000,000	1,023,279
Niagara Area Development Corp. Covanta Project, Series A, AMT (A)	4.750	11-01-42	500,000	441,335
8	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
Oneida Indian Nation of New York Series A (A)	7.250	09-01-34	1,000,000	$1,018,630
Oneida Indian Nation of New York Series B (A)	6.000	09-01-43	250,000	261,231
Riverhead Industrial Development Agency Riverhead Charter School Project	5.000	08-01-40	1,885,000	1,880,350
Suffolk Regional Off-Track Betting Company	6.000	12-01-53	500,000	497,829
Westchester County Local Development Corp. The Knolls Project, Series A	5.125	07-01-55	300,000	225,057
Westchester County Local Development Corp. Westchester Medical Center Obligated Group Project (D)	5.000	11-01-51	1,025,000	1,006,790
Westchester County Local Development Corp. Westchester Medical Center Obligated Group Project	6.250	11-01-52	1,000,000	1,041,527
North Carolina 0.4%				1,552,358
North Carolina Medical Care Commission Penick Village Project, Series A	5.500	09-01-54	1,665,000	1,552,358
Ohio 6.1%				21,125,358
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	3.000	06-01-48	1,770,000	1,179,836
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	4.000	06-01-48	1,550,000	1,247,969
Buckeye Tobacco Settlement Financing Authority Series B-2, Class 2	5.000	06-01-55	9,465,000	7,645,158
Buckeye Tobacco Settlement Financing Authority Series B-3, Class 2 (B)	7.856	06-01-57	15,000,000	1,312,334
County of Lucas Promedica Healthcare, Series A	5.250	11-15-48	2,665,000	2,547,042
County of Lucas Promedica Healthcare, Series B	4.000	11-15-45	950,000	771,755
County of Montgomery Solvita Project	5.250	09-01-54	1,000,000	982,958
Dayton-Montgomery County Port Authority Dayton Regional STEM School, Inc. Project	5.000	12-01-32	375,000	400,033
Dayton-Montgomery County Port Authority Dayton Regional STEM School, Inc. Project	5.000	12-01-44	500,000	485,143
Dayton-Montgomery County Port Authority Dayton Regional STEM School, Inc. Project	5.000	12-01-60	605,000	554,205
Greene County Port Authority Community First Solutions Obligated Group, Series B	5.000	05-15-55	1,000,000	899,948
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (A)	4.500	01-15-48	1,000,000	879,194
Ohio Higher Educational Facility Commission Otterbein University 2022 Project	4.000	12-01-46	500,000	395,982
Port of Greater Cincinnati Development Authority RBM Phase 3 Garage Project	5.125	12-01-55	1,000,000	906,117
Southeastern Ohio Port Authority Marietta Memorial Hospital	5.000	12-01-35	1,000,000	917,684
Oklahoma 0.8%				2,836,520
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.500	08-15-52	1,000,000	952,148
Tulsa Authority for Economic Opportunity Vast Bank Project (A)	4.000	12-01-43	965,000	801,046
Tulsa Municipal Airport Trust American Airlines, Inc. Project, AMT	6.250	12-01-40	1,000,000	1,083,326
Oregon 0.8%				2,868,466
Oregon State Facilities Authority Redmond Proficiency Academy Project, Series A (A)	5.625	06-15-55	710,000	670,530
Oregon State Facilities Authority Redmond Proficiency Academy Project, Series A (A)	6.000	06-15-65	1,000,000	982,006
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-40	350,000	335,724
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	9

	Rate (%)	Maturity date	Par value^	Value
Oregon (continued)
Salem Hospital Facility Authority Capital Manor Project	5.000	05-15-53	1,000,000	$880,206
Pennsylvania 4.5%				15,434,582
Allentown Commercial and Industrial Development Authority Lincoln Leadership Academy Charter School Project	5.500	06-15-38	600,000	611,922
Allentown Commercial and Industrial Development Authority Lincoln Leadership Academy Charter School Project	6.000	06-15-53	500,000	503,271
Allentown Neighborhood Improvement Zone Development Authority City Center Project (A)	5.000	05-01-42	1,450,000	1,416,158
Allentown Neighborhood Improvement Zone Development Authority City Center Project (A)	5.500	05-01-32	750,000	802,179
Allentown Neighborhood Improvement Zone Development Authority City Center Project (A)	6.000	05-01-42	1,000,000	1,033,128
Beaver County Industrial Development Authority FirstEnergy Generation Project, Series B	3.750	10-01-47	3,030,000	2,376,241
Berks County Municipal Authority Tower Health Project, Series A-3	5.000	06-30-39	679,000	607,646
Berks County Municipal Authority Tower Health Project, Series A-4	7.000	06-30-39	1,091,000	964,138
Berks County Municipal Authority Tower Health Project, Series B-2 (0.000% to 11-15-29, then 8.000% thereafter)	0.000	06-30-44	1,216,000	680,727
Bucks County Industrial Development Authority Grand View Hospital Project	4.000	07-01-46	350,000	283,376
Chester County Industrial Development Authority Collegium Charter School Project (A)	5.625	10-15-42	650,000	619,218
Lancaster County Hospital Authority Brethren Village Project	4.250	07-01-28	150,000	149,672
Lancaster Industrial Development Authority Landis Homes Retirement Community Project	4.000	07-01-46	1,425,000	1,137,355
Lancaster Industrial Development Authority Landis Homes Retirement Community Project	4.000	07-01-51	1,000,000	757,404
Lancaster Municipal Authority Garden Spot Village Project, Series B	5.000	05-01-59	560,000	515,222
Lancaster Municipal Authority Luthercare Project, Series A	5.000	12-01-55	500,000	453,417
Pennsylvania Economic Development Financing Authority Presbyterian Senior Living Project, Series B-1	5.250	07-01-49	1,000,000	956,546
Philadelphia Authority for Industrial Development Discovery Charter School, Inc. Project (A)	5.000	04-15-42	625,000	567,118
Philadelphia Authority for Industrial Development Philadelphia E&T Charter High School, Series A	4.000	06-01-56	1,400,000	999,844
Puerto Rico 2.0%				7,023,896
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (B)	2.560	11-01-43	3,302,904	2,072,572
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-41	1,550,000	1,348,056
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-46	1,615	1,333
Puerto Rico Highway & Transportation Authority Teodoro Moscoso Bridge, Series A (B)	10.699	07-01-26	1,343,000	1,232,538
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.631	07-01-46	2,475,000	777,502
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.739	07-01-51	3,450,000	799,240
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.784	07-01-58	900,000	792,655
South Carolina 1.2%				4,305,727
South Carolina Jobs-Economic Development Authority Beaufort Memorial Hospital & South of Broad Healthcare Project	5.750	11-15-54	1,375,000	1,376,885
South Carolina Jobs-Economic Development Authority Charleston Southern University, Series C	5.750	09-01-55	1,960,000	1,915,053
10	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)(E)	6.250	06-01-40	1,000,000	$110,000
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)(E)	6.500	06-01-51	4,000,000	440,000
South Carolina Jobs-Economic Development Authority Ocean Collegiate Academy Project, Series A (A)	5.000	06-15-44	500,000	454,287
South Carolina Jobs-Economic Development Authority Still Hopes Episcopal Retirement Community	4.500	04-01-37	10,000	9,502
Texas 7.2%				24,952,085
Arlington Higher Education Finance Corp. Basis Texas Charter Schools (A)	5.875	06-15-65	1,900,000	1,861,055
Arlington Higher Education Finance Corp. Magellan International School (A)	6.250	06-01-52	1,000,000	974,635
Board of Managers Joint Guadalupe County City of Seguin Hospital	5.000	12-01-45	1,000,000	904,596
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC Project, AMT (A)	10.000	06-01-42	1,874,737	468,684
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC Project, AMT (A)	12.000	06-01-43	937,369	234,342
Brazoria County Industrial Development Corp. Gladieux Metals Recycling LLC Project, AMT (E)	7.000	03-01-39	1,255,000	313,750
Brazoria County Industrial Development Corp. Gladieux Metals Recycling LLC Project, AMT (A)(E)	8.500	03-01-39	1,900,000	475,000
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, AMT	4.000	07-15-41	1,000,000	857,745
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, AMT	6.625	07-15-38	800,000	801,722
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT	5.500	07-15-38	1,850,000	1,930,779
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series C, AMT	5.000	07-15-28	1,100,000	1,122,786
City of Pflugerville Meadowlark Preserve Public Improvement District Project (A)	5.125	09-01-45	500,000	458,376
City of Pflugerville Meadowlark Preserve Public Improvement District Project (A)	5.375	09-01-55	640,000	588,366
Clifton Higher Education Finance Corp. Valor Education, Series A (A)	5.000	06-15-34	325,000	314,426
Clifton Higher Education Finance Corp. Valor Education, Series A (A)	5.750	06-15-44	575,000	523,038
Clifton Higher Education Finance Corp. Valor Education, Series A (A)	6.000	06-15-54	450,000	399,184
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	1,000,000	1,001,384
Harris County Cultural Education Facilities Finance Corp. Brazos Presbyterian Homes Project	5.000	01-01-37	150,000	150,038
Houston Higher Education Finance Corp. Houston Christian University Project	5.125	10-01-51	315,000	281,128
Houston Higher Education Finance Corp. Houston Christian University Project	5.250	10-01-54	1,145,000	1,031,273
New Hope Cultural Education Facilities Finance Corp. Legacy Midtown Park Project, Series A	5.500	07-01-54	500,000	395,093
New Hope Cultural Education Facilities Finance Corp. Legacy Midtown Park Project, Series A	6.750	07-01-44	305,000	301,023
New Hope Cultural Education Facilities Finance Corp. Legacy Midtown Park Project, Series A	7.125	07-01-56	200,000	196,298
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-1	5.000	01-01-32	1,150,000	1,165,323
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-1	5.250	01-01-42	1,000,000	907,483
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-1	5.500	01-01-57	1,000,000	853,255
New Hope Cultural Education Facilities Finance Corp. Series A	5.500	10-01-35	600,000	603,822
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	11

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
New Hope Cultural Education Facilities Finance Corp. Series A	6.250	10-01-45	1,000,000	$966,709
New Hope Cultural Education Facilities Finance Corp. Series A	6.500	10-01-60	890,000	854,975
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	2.750	01-01-36	1,000,000	790,944
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	2.875	01-01-41	500,000	340,574
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	3.625	01-01-35	1,000,000	892,986
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	5.125	01-01-44	500,000	453,655
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series B (A)	10.000	07-01-26	700,000	704,130
San Antonio Education Facilities Corp. Hallmark University Project, Series A	5.000	10-01-51	615,000	444,284
Texas Municipal Gas Acquisition & Supply Corp. Series D	6.250	12-15-26	380,000	389,224
Utah 1.6%				5,484,577
Mida Cormont Public Infrastructure District Series A-1, GO (A)	6.250	06-01-55	1,000,000	1,018,310
Mida Cormont Public Infrastructure District Series A-2, GO (0.000% to 6-1-29, then 6.750% thereafter) (A)	0.000	06-01-55	1,500,000	1,224,873
Mida Mountain Village Public Infrastructure District Series 2 (A)	6.000	06-15-54	500,000	495,712
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-35	300,000	288,451
Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area No. 1	5.750	12-01-44	2,000,000	1,976,520
Wood Ranch Public Infrastructure District Assessment Area No. 1 (A)	5.625	12-01-53	500,000	480,711
Vermont 0.3%				1,185,071
Vermont Economic Development Authority Wake Robin Corp. Project, Series A	4.000	05-01-45	55,000	43,827
Vermont Economic Development Authority Wake Robin Corp. Project, Series A	5.000	05-01-47	1,270,000	1,141,244
Virgin Islands 0.6%				1,977,510
Virgin Islands Public Finance Authority Frenchman’s Reef Hotel Development, Series A (A)	6.000	04-01-53	2,000,000	1,977,510
Virginia 1.3%				4,540,320
Tobacco Settlement Financing Corp. Series D (B)	6.822	06-01-47	4,000,000	932,360
Virginia College Building Authority Regent University Project	4.000	06-01-46	1,755,000	1,456,127
Virginia College Building Authority Regent University Project	6.000	06-01-50	1,000,000	1,044,295
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	07-01-39	1,210,000	1,107,538
Washington 1.7%				5,987,114
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-54	1,000,000	1,008,531
Washington State Convention Center Public Facilities District Series B	3.000	07-01-58	1,000,000	598,078
Washington State Housing Finance Commission Bayview Manor II Project, Series A (A)	6.000	07-01-60	1,000,000	963,867
Washington State Housing Finance Commission Bayview Manor Project (A)	6.000	07-01-59	1,500,000	1,446,256
Washington State Housing Finance Commission Parkshore Juanita Bay Project, Series A (A)	5.875	01-01-59	1,000,000	915,746
12	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Washington (continued)
Washington State Housing Finance Commission Seattle Academy of Arts and Sciences Project (A)	6.250	07-01-59	1,000,000	$1,054,636
West Virginia 0.5%				1,578,065
County of Ohio The Highlands Project	5.250	06-01-53	1,680,000	1,578,065
Wisconsin 11.5%				39,804,610
Public Finance Authority A Challenge Foundation Academy (A)	7.000	07-01-58	1,030,000	1,033,600
Public Finance Authority Air Cargo Facilities Project, AMT	5.500	07-01-38	250,000	260,976
Public Finance Authority Alpha Ranch Project, GO (A)(B)	6.097	12-15-38	2,065,000	929,744
Public Finance Authority Campus Real Estate Holding Corp. LLC Project, Series A	5.500	06-01-55	305,000	295,857
Public Finance Authority Cincinnati Classical Academy, Series A (A)	5.875	06-15-54	400,000	376,101
Public Finance Authority Cincinnati Classical Academy, Series A (A)	6.000	06-15-64	1,000,000	938,701
Public Finance Authority College Achieve Paterson Charter School (A)	4.000	06-15-42	1,000,000	821,305
Public Finance Authority Cornerstone Charter Academy Project	5.000	02-01-54	555,000	507,617
Public Finance Authority Cornerstone Charter Academy Project	5.000	02-01-64	1,255,000	1,117,863
Public Finance Authority Founders Academy of Las Vegas Project, Series A (A)	6.625	07-01-53	250,000	254,771
Public Finance Authority Friends Homes, Inc. (A)	5.000	09-01-54	1,000,000	870,141
Public Finance Authority Gardner-Webb University (A)	5.000	07-01-31	1,000,000	986,374
Public Finance Authority Georgia SR 400 Express Lanes Project, AMT	6.500	12-31-65	4,000,000	4,207,126
Public Finance Authority Heritage Bend Project (A)(B)	7.306	12-15-42	9,500,000	2,757,461
Public Finance Authority Mary’s Woods at Marylhurst Project, Series A (A)	5.250	05-15-52	1,000,000	883,806
Public Finance Authority McLemore Hotel (A)	4.500	06-01-56	1,000,000	730,000
Public Finance Authority Midtown Project (A)(B)	5.980	12-15-34	2,150,000	1,243,670
Public Finance Authority Million Air Three LLC General Aviation Facilities Project, Series A, AMT (A)	5.500	09-01-30	500,000	524,183
Public Finance Authority Million Air Three LLC General Aviation Facilities Project, Series A, AMT (A)	6.250	09-01-46	700,000	704,116
Public Finance Authority Northspur Project (A)(B)	6.343	12-15-32	3,000,000	1,903,540
Public Finance Authority Quality Education Academy Project, Series A (A)	6.500	07-15-63	500,000	510,105
Public Finance Authority Revolution Academy, Series A (A)	6.250	10-01-53	1,000,000	1,001,935
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-42	490,000	407,961
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-42	10,000	10,573
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-52	780,000	584,246
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-52	20,000	21,146
Public Finance Authority Shining Rock Classical Academy	6.000	06-15-52	2,000,000	1,690,437
Public Finance Authority Sky Harbor Capital LLC, AMT	4.250	07-01-54	2,000,000	1,538,474
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	13

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Public Finance Authority Southminster, Inc. (A)	5.000	10-01-53	225,000	$198,635
Public Finance Authority Town of Scarborough - The Downs Project	5.000	08-01-39	1,550,000	1,498,340
Public Finance Authority Two Step Project (A)(B)	6.087	12-15-34	2,550,000	1,461,027
Public Finance Authority University of Hawaii Foundation Project (A)	4.000	07-01-61	500,000	352,036
Public Finance Authority University of Hawaii Foundation Project (A)	5.250	07-01-61	250,000	197,535
Public Finance Authority Viticus Group Project, Series A (A)	4.000	12-01-41	1,500,000	1,227,213
Public Finance Authority Viticus Group Project, Series A (A)	4.250	12-01-51	500,000	372,003
Wisconsin Health & Educational Facilities Authority Cedar Crest, Inc., Series A	5.125	04-01-57	900,000	734,282
Wisconsin Health & Educational Facilities Authority Chiara Housing and Services, Inc. Project	6.000	07-01-60	1,850,000	1,773,061
Wisconsin Health & Educational Facilities Authority Chiara Housing and Services, Inc. Project	6.625	07-01-60	1,500,000	1,520,788
Wisconsin Health & Educational Facilities Authority Dickson Hollow Phase II Project	6.125	10-01-59	1,000,000	999,880
Wisconsin Health & Educational Facilities Authority Hope Christian Schools	4.000	12-01-51	750,000	467,827
Wisconsin Health & Educational Facilities Authority Hope Christian Schools	4.000	12-01-56	1,500,000	898,341

Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series A	5.750	08-15-59	1,000,000	991,813
Corporate bonds 0.1%				$240,383
(Cost $1,663,684)
Materials 0.1%				240,383
Paper and forest products 0.1%
Domtar Corp. (A)	6.750	10-01-28	281,000	240,383

	Yield (%)	Shares	Value
Short-term investments 0.0%			$70,463
(Cost $70,461)
Short-term funds 0.0%
John Hancock Collateral Trust (F)	4.1996(G)	7,044	70,463
Total investments (Cost $403,274,215) 111.2%			$384,391,829
Other assets and liabilities, net (11.2%)			(38,592,419)
Total net assets 100.0%			$345,799,410

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $150,879,380 or 43.6% of the fund’s net assets as of 8-31-25.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	All or a portion of this security represents the municipal bond held by a trust that issues residual inverse floating rate interests.
(D)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(E)	Non-income producing - Issuer is in default.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 8-31-25.

Insurance coverage	As a % of total investments
Assured Guaranty Corp.	1.1
TOTAL	1.1
14	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

The fund had the following sector composition as a percentage of total investments on 8-31-25:
General obligation bonds	11.4%
Revenue bonds	88.5%
Health care	21.7%
Education	18.7%
Development	14.3%
Other revenue	10.6%
Airport	8.5%
Tobacco	5.9%
Transportation	3.3%
Housing	3.2%
Pollution	1.1%
Facilities	0.8%
Water and sewer	0.4%
Corporate bonds	0.1%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	15

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2025, by major security category or type:
	Total value at 8-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Municipal bonds	$384,080,983	—	$384,080,983	—
Corporate bonds	240,383	—	240,383	—
Short-term investments	70,463	$70,463	—	—
Total investments in securities	$384,391,829	$70,463	$384,321,366	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	7,044	$1,819,147	$30,127,613	$(31,875,810)	$(489)	$2	$50,339	—	$70,463
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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